Fair Value of Financial Instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value On a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant liability	$ 9	$ 252
Money market funds
Assets:
Cash equivalents - money market funds	1,681	45,006
Fair Value, Recurring
Assets:
Total assets	1,681	45,006
Liabilities:
Derivative liability	56	7,977
Warrant liability	9	252
Total liabilities	65	8,229
Fair Value, Recurring | Level 1
Assets:
Total assets	1,681	45,006
Liabilities:
Derivative liability	0	0
Warrant liability	0	0
Total liabilities	0	0
Fair Value, Recurring | Level 2
Assets:
Total assets	0	0
Liabilities:
Derivative liability	0	0
Warrant liability	9	252
Total liabilities	9	252
Fair Value, Recurring | Level 3
Assets:
Total assets	0	0
Liabilities:
Derivative liability	56	7,977
Warrant liability	0	0
Total liabilities	56	7,977
Fair Value, Recurring | Money market funds
Assets:
Cash equivalents - money market funds	1,681	45,006
Fair Value, Recurring | Money market funds | Level 1
Assets:
Cash equivalents - money market funds	1,681	45,006
Fair Value, Recurring | Money market funds | Level 2
Assets:
Cash equivalents - money market funds	0	0
Fair Value, Recurring | Money market funds | Level 3
Assets:
Cash equivalents - money market funds	$ 0	$ 0